Long-Term Debt, net - Annual loan principal payments (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Total [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 112,945
First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	39,605
Marguerite Maritime S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	21,820
SK Shipholding S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	26,998
Shanyo Shoju Co. Ltd. And Greatsail Shipping S.A [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	24,522
Not later than one year [member] | Total [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	23,201
Not later than one year [member] | First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	20,105
Not later than one year [member] | Marguerite Maritime S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,180
Not later than one year [member] | SK Shipholding S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,095
Not later than one year [member] | Shanyo Shoju Co. Ltd. And Greatsail Shipping S.A [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	821
Later than one year and not later than two years [member] | Total [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	5,096
Later than one year and not later than two years [member] | First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,000
Later than one year and not later than two years [member] | Marguerite Maritime S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,180
Later than one year and not later than two years [member] | SK Shipholding S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,095
Later than one year and not later than two years [member] | Shanyo Shoju Co. Ltd. And Greatsail Shipping S.A [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	821
Later than two years and not later than three years [member] | Total [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	20,727
Later than two years and not later than three years [member] | First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	17,500
Later than two years and not later than three years [member] | Marguerite Maritime S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,180
Later than two years and not later than three years [member] | SK Shipholding S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,162
Later than two years and not later than three years [member] | Shanyo Shoju Co. Ltd. And Greatsail Shipping S.A [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	885
Later than three years and not later than four years [member] | Total [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	20,379
Later than three years and not later than four years [member] | First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Later than three years and not later than four years [member] | Marguerite Maritime S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	18,280
Later than three years and not later than four years [member] | SK Shipholding S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,168
Later than three years and not later than four years [member] | Shanyo Shoju Co. Ltd. And Greatsail Shipping S.A [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	931
Later than four years and not later than five years [member] | Total [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	43,542
Later than four years and not later than five years [member] | First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Later than four years and not later than five years [member] | Marguerite Maritime S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Later than four years and not later than five years [member] | SK Shipholding S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	22,478
Later than four years and not later than five years [member] | Shanyo Shoju Co. Ltd. And Greatsail Shipping S.A [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 21,064